--------------------------------------------------------------------------------
                                SAMCO FUNDS, INC.
--------------------------------------------------------------------------------


                        SAMCO Aggregate Fixed Income Fund
                      SAMCO Intermediate Fixed Income Fund








                                  ANNUAL REPORT
                                OCTOBER 31, 1999

SAMCO FUNDS, INC.
PRESIDENT'S LETTER
-------------------------------------------------------------------------------




                                                              December 13, 1999



Dear Shareholder:

We are pleased to provide you with information about the SAMCO Funds for the fiscal year ended October 31, 1999.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Christina Seix                          /s/ John Talty
----------------------------                --------------------------------
Christina Seix, Chairman                    John Talty, President

SAMCO FUNDS, INC.

TABLE OF CONTENTS
------------------------------------------------------------------------------

Cumulative Performance.................................................. 1

Portfolio of Investments
       SAMCO Aggregate Fixed Income Fund................................ 4
       SAMCO Intermediate Fixed Income Fund............................. 9

Statements of Assets and Liabilities.................................... 12

Statements of Operations................................................ 13

Statements of Changes in Net Assets..................................... 14

Financial Highlights...................................................  15

Notes to Financial Statements........................................... 16

Report of Independent Auditors.......................................... 20

Federal Tax Information................................................. 21

SAMCO FUNDS, INC.

SAMCO Aggregate Fixed Income Fund -- A Shares  CUMULATIVE PERFORMANCE
OCTOBER 31, 1999
------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN
      SAMCO AGGREGATE FIXED INCOME FUND AND THE LEHMAN AGGREGATE BOND INDEX

[GRAPH]

                  SAMCO Aggregate Fixed Income Fund             Lehman Aggregate Bond Index
12/30/97                      1,000,000                                    1,000,000
12/31/97                      1,002,400                                    1,002,000
 1/31/98                      1,015,230                                    1,016,000
 2/28/98                      1,014,420                                    1,013,490
 3/31/98                      1,017,870                                    1,018,020
 4/30/98                      1,023,160                                    1,022,580
 5/31/98                      1,032,880                                    1,032,740
 6/30/98                      1,041,660                                    1,040,910
 7/31/98                      1,043,850                                    1,042,960
 8/31/98                      1,060,860                                    1,056,240
 9/30/98                      1,085,690                                    1,074,010
10/31/98                      1,079,930                                    1,068,720
11/30/98                      1,086,090                                    1,075,390
12/31/98                      1,089,350                                    1,080,300
 1/31/99                      1,097,080                                    1,088,490
 2/28/99                      1,077,880                                    1,070,560
 3/31/99                      1,083,810                                    1,079,240
 4/30/99                      1,087,280                                    1,081,750
 5/31/99                      1,077,710                                    1,069,660
 6/30/99                      1,074,260                                    1,066,740
 7/31/99                      1,069,750                                    1,063,660
 8/31/99                      1,069,210                                    1,060,350
 9/30/99                      1,081,620                                    1,072,940
10/31/99                      1,085,600                                    1,077,200

Past performance is not indicative of future performance.


                       INVESTMENT PERFORMANCE
              (FOR THE PERIODS ENDED OCTOBER 31, 1999)


                                                    AVERAGE ANNUAL TOTAL RETURN
                                               One Year            Since Inception (12/30/97)
SAMCO AGGREGATE FIXED INCOME FUND (a)            0.80%                     4.14%
Lehman Aggregate Bond Index                      0.53%                     4.58%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SAMCO FUNDS, INC.

SAMCO Intermediate Fixed Income Fund CUMULATIVE PERFORMANCE
OCTOBER 31, 1999
------------------------------------------------------------------------------


[GRAPH]

                         SAMCO Intermediate                 Lehman Intermediate
                          Fixed Income Fund               Government/Corporate Index
 6/30/99                       1,000,000                         1,000,000
 7/31/99                         998,480                           999,100
 8/31/99                       1,000,250                           999,900
 9/30/99                       1,009,430                         1,009,200
10/31/99                       1,011,300                         1,011,800

Past performance is not indicative of future performance.


                       INVESTMENT PERFORMANCE
              (FOR THE PERIOD ENDED OCTOBER 31, 1999)


                                                                       TOTAL RETURN
                                               Cumulative Since Inception (6/30/99)
SAMCO INTERMEDIATE FIXED INCOME FUND (a)                                      1.13%
Lehman Intermediate Government/Corporate Index                                1.18%

(a) Reflects waiver of fees and reimbursement of expenses by the investment adviser and administrator. Absent such waiver and reimbursement, the Fund's total return would have been lower.

SAMCO FUNDS, INC.

OCTOBER 31, 1999
--------------------------------------------------------------------------------

MARKET REVIEW:

After recovering from the liquidity crisis of the summer of 1998, the economy produced a number of positive surprises. The global macroeconomic uncertainty that prevailed in 1998, resulting from the failure of exchange rate policies in a number of countries, fueled a historic capital flight both between regions and between credit sectors. This global flight to quality, compounded by the unwinding of hugely leveraged positions by US and European Hedge Funds, reduced liquidity in all issues non-Treasury as the perception of increased risk took hold. Fortunately, the anticipated slowdown resulting from this financial crisis never materialized. Due to the strong economy, the Federal Reserve raised short-term interest rates by 3/4% and market participants pushed long-term yields up over 1 1/2%. It was expected that the higher rates would dampen residential investment and other consumer durable spending, but the effects were insignificant. In addition, inflation remained under control despite strong GDP growth, very low unemployment and a doubling of crude oil prices.

This non-inflationary prosperity can be traced to the notable productivity improvements that occurred in recent years. Wage increases were associated with expansion in output, but did not translate into higher unit labor costs. This may be attributed to the benefits derived from healthy plant and equipment investments made in the past five years, technology improvements and efficiencies from the Internet. Demographics also played a part, as workers born during the 70's Baby Bust came of age and businesses were forced to substitute capital for relatively scarce labor.

Yield spreads of securities in non-treasury sectors were volatile over the last twelve months. In the closing months of 1998, spreads on both Corporate and Mortgage Backed Securities (MBS) recovered dramatically from the extraordinarily wide levels experienced during the unsettled conditions of the third quarter. Early in 1999, investors were secure in the opinion that the anticipated financial disaster had been averted. Liquidity returned to the market and spreads narrowed in the first half of the year. An enormous supply of short and long term paper came to market from June to August driven by Y2K-related concerns and an increase in merger and acquisition activity. Corporations rushed into the fixed income market to avoid issuance at year-end. Many began "rolling" Commercial Paper into longer 1 and 2 year notes. Others simply chose to do their funding early rather than wait. Spreads widened because of this technical supply/demand imbalance and not for fundamental reasons. By September, issuance started to fall back to more normal levels and spreads again narrowed. They have not returned to their pre-crisis levels, however, because the events of 1998 are still influencing bond market liquidity.

PORTFOLIO OVERVIEW:

The SAMCO Fixed Income Funds were able to profit from the value opportunities that were available in 1999. In the early part of the year, we overweighted Corporates, Agencies and MBS and added a small allocation of high quality Municipal securities. We reduced our allocations when profit targets were reached and were able to increase the weighting again when temporary market conditions provided opportunities during the summer of 1999.

Seix Investment Advisors (SIA) income orientation and focus on well-researched credits and structures were rewarded in the marketplace. SIA has generated strong performance versus the benchmark since October 1998, as pricing anomalies generated by the year's market disruptions created profit opportunities. Our strategy going into the early part of 2000 includes increasing our overweighting in liquid Corporates, MBS and Agencies when spreads widen and maintaining a core position in credits and structures that represent true value opportunities.

SAMCO FUNDS, INC.

 SAMCO AGGREGATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS                                       COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT & AGENCY OBLIGATIONS: 49.1%
         U.S. TREASURY OBLIGATIONS: 17.2%
         U.S. Treasury Note                                     5.750%       08/15/2003            $1,855,000        $1,840,509
         U.S. Treasury Note                                     6.000%       08/15/2004               360,000           360,788
         U.S. Treasury Note                                     6.375%       08/15/2002                60,000            60,731
         U.S. Treasury Note                                     6.625%       07/31/2001             1,860,000         1,884,413
         U.S. Treasury Note                                     7.000%       07/15/2006             1,175,000         1,227,141
         U.S. Treasury Bond                                     5.250%       02/15/2029             1,315,000         1,137,475
         U.S. Treasury Bond                                     6.000%       08/15/2009             1,525,000         1,523,094
         U.S. Treasury Bond                                     6.125%       08/15/2029               610,000           607,522
         U.S. Treasury Bond                                     6.625%       02/15/2027                85,000            87,338
         U.S. Treasury Bond                                     8.750%       05/15/2017               575,000           708,867
         U.S. Treasury Bond                                     9.250%       02/15/2016               205,000           260,863
                                                                                                                ---------------
                                                                                                                      9,698,741
                                                                                                                ---------------
         U.S. GOVERNMENT AGENCY OBLIGATIONS AND PASS-THROUGH CERTIFICATES: 31.1%
         FHLMC                                                  8.500%       03/01/2020                 17,541           18,178
         FHLMC Gold                                             6.500%       12/16/2014              1,450,000        1,422,015
         FHLMC Gold                                             6.500%       06/01/2029                309,970          297,290
         FHLMC Gold                                             8.500%       06/01/2012                517,394          532,999
         FNMA (TBA)                                             6.000%       12/16/2014                860,000          826,718
         FNMA (TBA)                                             6.000%       11/01/2029                220,000          204,886
         FNMA (TBA)                                             6.500%       12/16/2014                960,000          941,088
         FNMA (TBA)                                             7.000%       01/01/2029              3,640,000        3,572,078
         FNMA (TBA)                                             7.500%       01/01/2029              1,300,000        1,302,600
         FNMA                                                   5.625%       05/14/2004                220,000          213,147
         FNMA                                                   6.500%       09/01/2024                589,795          569,827
         FNMA                                                   6.500%       04/01/2029              1,000,001          958,584
         FNMA                                                   6.500%       06/01/2029                399,961          383,396
         FNMA                                                   6.500%       06/01/2029                 64,994           62,302
         FNMA                                                   6.500%       08/01/2029              1,019,999          977,754
         FNMA                                                   6.625%       09/15/2009                105,000          104,484
         FNMA                                                   9.500%       05/01/2018                 91,939           97,198
         GNMA (TBA)                                             7.500%       01/01/2029              1,715,000        1,718,945
         GNMA (TBA)                                             7.500%       11/22/2029                250,000          250,938
         GNMA (TBA)                                             7.500%       12/21/2029              1,215,000        1,217,795
         GNMA                                                   7.000%       07/15/2028                370,283          363,320
         GNMA                                                   7.000%       03/15/2029                452,056          443,556
         GNMA                                                   7.000%       07/15/2029                300,029          294,388
         GNMA                                                   7.500%       04/15/2029                 56,388           56,568
         GNMA                                                   7.500%       04/15/2029                524,685          526,358
         GNMA                                                   7.500%       04/15/2029                 34,146           34,255
         GNMA                                                   7.500%       04/15/2029                 88,426           88,708
                                                                                                                ----------------
                                                                                                                     17,479,375
                                                                                                                ----------------
         U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
         FHLMC, Ser. 1944, Class GB                             7.500%       04/17/2024                155,000          155,541
         FNMA, Ser. 1997-15, Class B                            7.500%       07/18/2025                285,000          285,562
                                                                                                                ----------------
                                                                                                                        441,103
                                                                                                                ----------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $27,625,403)                                           27,619,219
                                                                                                                ----------------

 SAMCO AGGREGATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
         CORPORATE OBLIGATIONS: 46.1%
         AEROSPACE & DEFENSE: 2.0%
         Air 2 US, Ser. C (144A)                               10.127%       10/01/2020              $ 660,000        $ 665,218
         Lockheed Martin Corp.                                  7.750%       05/01/2026                275,000          259,977
         Loral Corp.                                            8.375%       06/15/2024                195,000          202,357
                                                                                                                ----------------
                                                                                                                      1,127,552
                                                                                                                ----------------
         AIRLINES: 3.1%
         American Airlines, Ser. 1991-A                         9.710%       01/02/2007                144,844          151,803
         Northwest Airlines Corp., Ser. 1999-2C                 8.304%       09/01/2010                510,000          502,202
         Northwest Airlines Corp., Ser. 1999-2B                 7.950%       03/01/2015                545,000          524,764
         Northwest Airlines Corp., Ser. 1999-1C                 8.130%       02/01/2014                334,569          319,069
         US Airways, Inc., Ser. 1999-1                          8.360%       07/20/2020                255,000          255,771
                                                                                                                ----------------
                                                                                                                      1,753,609
                                                                                                                ----------------
         AUTOMOTIVE: 1.3%
         DaimlerChrysler North America Holding Corp.            6.630%       09/21/2001                545,000          545,876
         DaimlerChrysler North America Holding Corp.            7.200%       09/01/2009                195,000          195,214
                                                                                                                ----------------
                                                                                                                        741,090
                                                                                                                ----------------
         BANKING: 8.0%
         Aristar, Inc.                                          7.750%       06/15/2001                640,000          648,811
         Bank of America Corp. (MTN)                            6.068%       09/11/2001                500,000          498,450
         BCI US Funding Trust I (FRN) (144A)                    8.010%       12/29/2049                360,000          333,233
         Citicorp, Ser. C (FRN) (MTN)                           5.944%       08/10/2000                435,000          434,522
         Citicorp                                               8.000%       02/01/2003                440,000          453,219
         Fleet National Bank (FRN)                              6.231%       07/31/2001                425,000          424,382
         Husky Terra Nova Finance (144A)                        8.450%       02/01/2012                585,000          573,546
         Inter-American Development Bank (MTN)                  6.750%       07/15/2027                790,000          746,479
         KBC Bank Fund Trust III (FRN) (144A)                   9.860%       11/29/2049                240,000          243,186
         Wells Fargo & Co.                                      6.625%       07/15/2004                155,000          153,927
                                                                                                                ----------------
                                                                                                                      4,509,755
                                                                                                                ----------------
         BUILDING MATERIALS: 1.0%
         Vulcan Materials                                       5.750%       04/01/2004                560,000          540,028
                                                                                                                ----------------

         CHEMICALS: 1.5%
         Methanex Corp.                                         7.400%       08/15/2002                175,000          160,633
         Methanex Corp.                                         7.750%       08/15/2005                350,000          300,633
         PPG Industries, Inc.                                   7.050%       08/15/2009                405,000          402,800
                                                                                                                ----------------
                                                                                                                        864,066
                                                                                                                ----------------
         COMMUNICATIONS: 0.6%
         Cable & Wireless Communications                        6.750%       12/01/2008                350,000          355,243
                                                                                                                ----------------

         ELECTRIC UTILITIES: 3.7%
         Duquesne Light Co.                                     8.700%       06/01/2016                275,000          294,337
         Edison International, Inc.                             6.875%       09/15/2004                535,000          531,386
         FPL Group Capital, Inc.                                7.625%       09/15/2006                455,000          462,902
         Great Lakes Power                                      8.300%       03/01/2005                385,000          380,517
         Midwest Energy (144A)                                  9.375%       10/15/2029                210,000          212,208
         Southern Energy (144A)                                 7.900%       07/15/2009                200,000          194,844
                                                                                                                ----------------
                                                                                                                      2,076,194
                                                                                                                ----------------
         ELECTRONICS: 0.4%
         Litton Industries, Inc. (144A)                         8.000%       10/15/2009                205,000          206,525
                                                                                                                ----------------

SAMCO FUNDS, INC.

 SAMCO AGGREGATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
         FINANCIAL SERVICES: 9.6%
         Case Credit Corp. (MTN)                                6.150%       03/01/2002              $ 355,000        $ 349,128
         Equity Residential Properties                          7.100%       06/23/2004                600,000          589,588
         Ford Motor Credit Co.                                  7.375%       10/28/2009                455,000          458,022
         General Electric Capital Corp.                         8.625%       06/15/2008                120,000          132,023
         General Motors Acceptance Corp., Ser. 1 (FRN) (MTN)    6.431%       07/30/2001                390,000          389,766
         Goldman Sachs Group, LP (144A)                         7.800%       07/15/2002                380,000          386,947
         Heller Financial, Inc., Ser. I (MTN)                   5.875%       11/01/2000                170,000          168,755
         Heller Financial, Inc., Ser. I (FRN) (MTN)             5.830%       08/20/2001                400,000          399,800
         Household Finance Corp. (FRN) (MTN)                    5.646%       09/27/2000                330,000          329,427
         Lehman Brothers Holdings, Inc.                         7.875%       11/01/2009                 95,000           96,009
         Lehman Brothers, Inc.                                  7.250%       04/15/2003                260,000          260,573
         Natexis AMBS Co., LLC (FRN) (144A)                     8.440%       12/29/2049                115,000          108,301
         Ras Laffan-Lincs, Ser. 1997-11 (FRN) (144A)            7.850%       03/18/2014                585,000          603,968
         Salomon Smith Barney Holdings, Inc.                    6.750%       02/15/2003                365,000          362,428
         Selkirk Cogen Funding Corp., Ser. A                    8.650%       12/26/2007                423,241          433,166
         Textron Financial Corp., Ser. D (MTN) (144A)           5.840%       02/19/2002                325,000          313,826
         WMC Finance USA                                        7.250%       11/15/2013                 35,000           34,289
                                                                                                                 ---------------
                                                                                                                      5,416,016
                                                                                                                 ---------------
         HEAVY CONSTRUCTION: 0.1%
         Centex Corp.                                           7.375%       06/01/2005                 70,000           68,733
                                                                                                                 ---------------


         HEAVY MACHINERY: 0.6%
         United Technologies Corp.                              7.500%       09/15/2029                190,000          190,654
         Unova, Inc.                                            6.875%       03/15/2005                125,000          119,699
                                                                                                                 ---------------

                                                                                                                        310,353
                                                                                                                 ---------------
         INDUSTRIAL - DIVERSIFIED: 0.6%
         ICI Wilmington                                         6.750%       09/15/2002                370,000          366,238
                                                                                                                 ---------------

         INSURANCE: 7.1%
         Conseco, Inc.                                          9.000%       10/15/2006                520,000          521,839
         Executive Risk                                         7.125%       12/15/2007                 35,000           35,694
         Florida Windstorm Underwriting Association (144A)      6.500%       08/25/2002                300,000          294,115
         Lumbermens Mutual Casualty (144A)                      8.300%       12/01/2037                865,000          757,955
         Mutual Life Insurance Co. of NY (144A)                11.250%       08/15/2024              1,190,000        1,617,032
         Royal & Sun Alliance Insurance Group plc (144A)        8.950%       10/15/2029                150,000          149,512
         Transamerica Financial Corp.                           7.250%       08/15/2002                630,000          633,006
                                                                                                                 ---------------
                                                                                                                      4,009,153
                                                                                                                 ---------------
         OIL & GAS: 2.6%
         Chevron Corp. (144A)                                   7.327%       01/01/2014                530,000          539,622
         EdperBrascan Corp.                                     7.125%       12/16/2003                170,000          165,503
         Kern River Funding Corp., Ser. B (144A)                6.720%       09/30/2001                310,000          308,201
         Petroleum Geo-Services ASA                             7.125%       03/30/2028                185,000          165,775
         Transocean Offshore, Inc.                              8.000%       04/15/2027                250,000          257,308
                                                                                                                 ---------------
                                                                                                                      1,436,409
                                                                                                                 ---------------
         PHARMACEUTICALS: 1.1%
         Lilly Del Mar, Inc. (FRN) (144A)                       7.717%       08/01/2029                605,000          606,146
                                                                                                                 ---------------

         REAL ESTATE: 0.1%
         Nationwide Health Properties, Inc., Ser. B (REIT)
         (MTN)                                                  7.670%       04/18/2003                 70,000           65,665
                                                                                                                 ---------------

         TELEPHONE SYSTEMS: 0.8%
         Telecom New Zealand Finance (144A)                     6.250%       02/10/2003                280,000          275,628
         US West Communications, Inc. (144A)                    7.200%       11/01/2004                165,000          166,095
                                                                                                                 ---------------
                                                                                                                        441,723
                                                                                                                 ---------------

SAMCO FUNDS, INC.

 SAMCO AGGREGATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
         TRANSPORTATION: 1.9%
         Greyhound Lines                                       11.500%       04/15/2007              $ 580,000        $ 652,500
         Windsor Petroleum (144A)                               7.840%       01/15/2021                485,000          402,550
                                                                                                                 ---------------
                                                                                                                      1,055,050
                                                                                                                 ---------------

           TOTAL CORPORATE OBLIGATIONS (COST - $26,313,787)                                                          25,949,548
                                                                                                                 ---------------


         SOVEREIGN DEBT OBLIGATION: 0.5%
         Republic of Finland  (Cost - $260,606)                 6.950%       02/15/2026                265,000          261,156
                                                                                                                 ---------------


         PREFERRED STOCKS: 1.2%                                                                         SHARES
                                                                                                    ---------------
         Duke-Weeks Realty Corp. (REIT)                          7.99% (a)                              13,570          610,650
         SPG Properties, Inc. (REIT)                             7.89% (b)                               1,650           73,198
                                                                                                                 ---------------
           TOTAL PREFERRED STOCKS (COST - $704,243)                                                                     683,848
                                                                                                                 ---------------


         COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%                                                     PAR/FACE
                                                                                                    ---------------
         Criimi Mae Commercial Mortgage Trust, Ser. 1998-C1,
         Class A2                                                7.000%       03/02/2011              $ 440,000         375,580

         Discover Card Master Trust I, Ser. 1997-2,
         Class A (FRN)                                           6.792%       04/16/2010                285,000         283,136
                                                                                                                 ---------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $658,281)                                                  658,716
                                                                                                                 ---------------


         ASSET-BACKED SECURITIES: 14.7%
         AFC Home Equity Loan Trust, Ser. 1999-1, Class 2A1
         (FRN)                                                   5.789%       02/24/2029                311,506         311,042
         American Express Master Trust, Ser. 1996-2, Class A
         (FRN)                                                   5.526%       08/15/2002                360,000         359,946
         AT&T Universal Card Master Trust, Ser. 1996-1, Class A
         (FRN)                                                   6.311%       04/17/2003                400,000         399,712
         AT&T Universal Card Master Trust, Ser. 1996-3, Class A
         (FRN)                                                   5.620%       09/17/2003                360,000         359,521
         BA Master Credit Card Trust, Ser. 1996-A, Class A (FRN) 5.536%       08/15/2003                400,000         400,048
         Champion Home Equity Loan Trust, Ser.1999-1, Class A
         (FRN)                                                   5.669%       03/25/2029                 35,434          35,443
         Chase Credit Card Master Trust, Ser. 1998-6, Class A
         (FRN)                                                   5.666%       09/15/2004                475,000         476,235
         Chase Credit Card Master Trust Ser. 1999-3, Class B     6.950%       01/15/2007                285,000         284,196
         Chemical Master Credit Card Trust, Ser. 1995-2, Class A 6.230%       06/15/2003                500,000         498,855
         Countrywide Home Equity Loan Trust, Ser. 1997-C, Class A
         (FRN)                                                   5.863%       09/15/2022                211,133         211,027
         Countrywide Home Equity Loan Trust, Ser. 1998-A, Class A
         (FRN)                                                   5.596%       03/15/2024                357,241         357,070
         Discover Card Master Trust I, Ser. 1996-1, Class A
         (FRN)                                                   5.576%       07/16/2003                365,000         365,281
         Discover Card Master Trust I, Ser. 1997-4, Class A
         (FRN)                                                   5.476%       04/16/2003                325,000         324,929
         EQCC Home Equity Loan Trust, Ser. 1998-4, Class A1F
         (FRN)                                                   5.846%       01/15/2029                282,037         283,134
         First Chicago Master Trust II, Ser. 1998-V, Class A
         (FRN)                                                   5.686%       10/15/2003                375,000         375,270
         First Union Master Credit Card Trust, Ser. 1996-1,
         Class A (FRN)                                           5.576%       09/15/2003                365,000         365,285
         First USA Credit Card Master Trust, Ser. 1995-5,
         Class A (FRN)                                           5.608%       04/15/2003                355,000         355,241
         First USA Credit Card Master Trust, Ser. 1996-1,
         Class A (FRN)                                           5.566%       11/15/2003                405,000         404,676
         Fleet Credit Card Master Trust, Ser. 1995-F,
         Class A2 (FRN)                                          5.596%       08/01/2003                320,000         320,294
         Green Tree Home Equity Loan Trust, Ser. 1999-A,
         Class A1B (FRN)                                         5.686%       02/15/2029                379,577         378,958
         Household Affinity Credit Card Master Trust I,
         Ser. 1995-1, Class A (FRN)                              5.556%       02/15/2002                 58,333          58,352
         MBNA Master Credit Card Trust, Ser. 1996-H, Class A
         (FRN)                                                   5.553%       01/15/2004                360,000         359,726
         MBNA Master Credit Card Trust, Ser. 1997-N, Class A
         (FRN)                                                   5.523%       11/15/2002                 40,000          39,980
         Merrill Lynch Home Equity Loan, Ser. 1997-1, Class A
         (FRN)                                                   5.563%       09/25/2027                 46,122          45,894
         Olympic Automobile Receivables Trust, Ser. 1997-A,
         Class A5                                                6.800%       02/15/2005                500,000         501,850
         Providian Master Trust, Ser. 1997-3, Class A (FRN)      5.516%       12/15/2005                418,079         418,037
                                                                                                                 ---------------
           TOTAL ASSET-BACKED SECURITIES (COST - $8,286,136)                                                          8,290,002
                                                                                                                 ---------------

SAMCO FUNDS, INC.

 SAMCO AGGREGATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
         REPURCHASE AGREEMENT: 6.8%
         Investors Bank & Trust Repurchase Agreement, in the
           amount of $3,853,012; Issued 10/29/99 (collateralized
           by $3,807,372 par of SBA Pool #503499, 8.125% due
           10/25/2021 with a market value of $4,044,143)
           (Cost - $3,851,565)                                  4.510%       11/01/1999             $3,851,565     $ 3,851,565
                                                                                                                 --------------


         TOTAL INVESTMENTS: 119.6%  (COST - $67,700,021)                                                            67,314,054

         LIABILITIES, NET OF OTHER ASSETS: (19.6%)                                                                 (11,029,029)
                                                                                                                 --------------

         NET ASSETS: 100%
         Applicable to 5,821,992 outstanding $.001 par value shares
         (authorized 500,000,000 shares)                                                                          $ 56,285,025
                                                                                                                 ==============

         Net Asset Value, Offering and Redemption Price Per Share                                                       $ 9.67
                                                                                                                 ==============

         *         See note 2 to the Financial Statements
         (a)       Coupon rate shown represents current rate.  Rate will
                   increase by 2.00% on 10/01/12.
         (b)       Coupon rate shown represents current rate.  Rate will
                   increase by 2.00% on 09/30/12.
         144A      Security exempt from registration under Rule 144A of the
                   Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers.  At October 31, 1999, the aggregate value of the
                   securities is $8,958,658 or 15.9% of net assets.
         FHLMC     Federal Home Loan Mortgage Corporation
         FNMA      Federal National Mortgage Association
         FRN       Floating Rate Note
         GNMA      Government National Mortgage Association
         MTN       Medium-Term Note
         REIT      Real Estate Investment Trust
         SBA       Small Business Administration
         TBA       To Be Announced - Security is subject to delayed delivery.





         See Notes to the Financial Statements

SAMCO FUNDS, INC.

 SAMCO INTERMEDIATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS                                       COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT & AGENCY OBLIGATIONS: 34.5%
       U.S. TREASURY OBLIGATIONS: 19.5%
       U.S. Treasury Note                                       5.625%       02/15/2006              $150,000         $ 146,297
       U.S. Treasury Note                                       5.750%       08/15/2003               345,000           342,305
       U.S. Treasury Note                                       6.500%       05/31/2002               350,000           355,031
       U.S. Treasury Note                                       6.500%       08/15/2005               200,000           203,563
       U.S. Treasury Note                                       6.625%       07/31/2001               115,000           116,509
       U.S. Treasury Note                                       7.000%       07/15/2006               145,000           151,434
       U.S. Treasury Note                                       7.500%       02/15/2005               300,000           318,656
       U.S. Treasury Bond                                       5.625%       05/15/2008               330,000           318,347
       U.S. Treasury Bond                                       6.000%       08/15/2009               180,000           179,775
                                                                                                                  --------------
                                                                                                                      2,131,917
                                                                                                                  --------------
       U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
       FHLB Global Note, Ser. 114                               5.125%       02/26/2002               320,000           312,435
       FNMA Global Bond (MTN)                                   6.320%       03/16/2009               160,000           152,402
                                                                                                                  --------------
                                                                                                                        464,837
                                                                                                                  --------------
       U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS: 10.7%
       FHLMC, Ser. 1380, Class K                                6.750%       10/15/2007               435,000           435,370
       FHLMC, Ser. 1311, Class J                                7.500%       09/15/2021               235,000           237,064
       FNMA, Ser. 1993-163, Class BH                            7.000%       04/25/2004               498,244           497,005
                                                                                                                  --------------
                                                                                                                      1,169,439
                                                                                                                  --------------

         TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $3,782,358)                                               3,766,193
                                                                                                                  --------------


       CORPORATE OBLIGATIONS: 32.6%
       AEROSPACE & DEFENSE: 1.4%
       Air 2 US, Ser. C (144A)                                 10.127%       10/01/2020               150,000           151,186
                                                                                                                  --------------

       AUTOMOTIVE: 1.4%
       DaimlerChrysler North America Holding Corp.              6.630%       09/21/2001               150,000           150,241
                                                                                                                  --------------

       BANKING: 8.6%
       Bank of America Corp.                                    7.625%       04/15/2005               160,000           163,023
       Chase Manhattan Corp.                                    8.125%       06/15/2002               230,000           237,590
       Household Finance Corp.                                  5.875%       11/01/2002               230,000           223,064
       KBC Bank Fund Trust III (FRN) (144A)                     9.860%       11/29/2049                65,000            65,863
       National Westminster Bank plc                            7.375%       10/01/2009               250,000           248,790
                                                                                                                  --------------
                                                                                                                        938,330
                                                                                                                  --------------
       ELECTRIC UTILITIES: 3.9%
       FPL Group Capital, Inc.                                  7.625%       09/15/2006               110,000           111,910
       Great Lakes Power, Inc.                                  8.300%       03/01/2005               165,000           163,079
       Midwest Energy (144A)                                    9.375%       10/15/2029                65,000            65,683
       PP&L Capital Funding, Ser. B (MTN)                       7.700%       11/15/2002                90,000            90,402
                                                                                                                  --------------
                                                                                                                        431,074
                                                                                                                  --------------
       ELECTRONICS: 0.5%
       Litton Industries, Inc. (144A)                           8.000%       10/15/2009                60,000            60,446
                                                                                                                  --------------

SAMCO FUNDS, INC.

 SAMCO INTERMEDIATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
       FINANCIAL SERVICES: 9.0%
       Bear Stearns Co., Inc.                                   6.450%       08/01/2002              $150,000         $ 148,176
       CIT Group                                                7.125%       10/15/2004               175,000           173,941
       Ford Motor Credit Co.                                    7.375%       10/28/2009               130,000           130,863
       Goldman Sachs Group, Inc., Ser. B (MTN)                  7.350%       10/01/2009                95,000            94,836
       Heller Financial, Inc., Ser. I (MTN)                     6.500%       07/22/2002               190,000           187,734
       Lehman Brothers Holdings, Inc.                           7.875%       11/01/2009                65,000            65,691
       Lehman Brothers, Inc.                                    7.250%       04/15/2003               180,000           180,396
                                                                                                                 ---------------
                                                                                                                        981,637
                                                                                                                 ---------------
       HEAVY MACHINERY: 2.1%
       Caterpillar Financial Services Corp., Ser. F (MTN)       6.400%       04/16/2001               225,000           224,983
                                                                                                                 ---------------

       INSURANCE: 3.3%
       Conseco, Inc.                                            9.000%       10/15/2006               150,000           150,531
       Mutual Life Insurance Co. of NY (144A)                  11.250%       08/15/2024               155,000           210,622
                                                                                                                 ---------------
                                                                                                                        361,153
                                                                                                                 ---------------
       MEDIA - BROADCASTING & PUBLISHING: 0.8%
       Cox Communications, Inc.                                 7.750%       08/15/2006                90,000            92,197
                                                                                                                 ---------------

       RETAILERS: 1.1%
       Dayton Hudson Corp.                                      9.400%       02/15/2001               115,000           119,243
                                                                                                                 ---------------

       TELEPHONE SYSTEMS: 0.5%
       US West Communications, Inc. (144A)                      7.200%       11/01/2004                50,000            50,332
                                                                                                                 ---------------


         TOTAL CORPORATE OBLIGATIONS (COST - $3,546,494)                                                              3,560,822
                                                                                                                 ---------------


       COLLATERALIZED MORTGAGE OBLIGATIONS: 5.6%
       Criimi Mae Commercial Mortgage Trust, Ser. 1998-C1,
       Class A2                                                 7.000%       03/02/2011               225,000           192,058
       GMAC Commercial Mortgage Securities, Ser. 1997-C1,
       Class A1                                                 6.830%       12/15/2003               224,123           224,793
       GMAC Commercial Mortgage Securities, Ser. 1997-C2,
       Class A1                                                 6.451%       12/15/2004               200,722           197,233
                                                                                                                 ---------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $617,102)                                                    614,084
                                                                                                                 ---------------


       ASSET-BACKED SECURITIES: 22.8%
       Chase Credit Card Master Trust, Ser. 1999-3,
       Class B                                                  6.950%       01/15/2007               305,000           304,140
       Chemical Master Credit Card Trust, Ser. 1995-2,
       Class A                                                  6.230%       06/15/2003               235,000           234,462
       Chemical Master Credit Card Trust I, Ser. 1996-1,
       Class A                                                  5.550%       09/15/2003               310,000           306,652
       Contimortgage Home Equity Loan Trust, Ser. 1996-2,
       Class A8                                                 7.900%       07/15/2027               225,000           229,050
       Discover Card Master Trust I, Ser. 1999-2, Class A       5.900%       10/15/2004               220,000           216,634
       Discover Card Master Trust I, Ser. 1999-4, Class A       5.650%       11/16/2004               225,000           220,050
       Ford Credit Auto Owner Trust, Ser. 1999-D, Class A3      6.200%       04/15/2002               180,000           179,521
       Green Tree Financial Corp., Ser. 1997-3, Class A4        6.930%       07/15/2028               355,000           356,008
       MBNA Master Credit Card Trust, Ser. 1995-D, Class A      6.050%       11/15/2002               185,000           184,671
       Olympic Automobile Receivables Trust, Ser. 1996-D,
       Class A5                                                 6.250%       11/15/2004               260,000           259,064
                                                                                                                 ---------------
         TOTAL ASSET-BACKED SECURITIES (COST - $2,499,465)                                                            2,490,252
                                                                                                                 ---------------

SAMCO FUNDS, INC.

 SAMCO INTERMEDIATE FIXED INCOME FUND
 PORTFOLIO OF INVESTMENTS (CONTINUED)                           COUPON
 OCTOBER 31, 1999                                                RATE         MATURITY             PAR/FACE            VALUE *
-------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT: 0.9%
       Investors Bank & Trust Company Repurchase Agreement, in
         the amount of $101,730; Issued 10/29/1999
         (collateralized by $102,739 par of FNMA - ARM, 6.886%
         due 04/01/2026 with a market value of $106,785)
         (Cost - $101,692)                                      4.510%       11/01/1999             $ 101,692      $   101,692
                                                                                                                ---------------

       TOTAL INVESTMENTS: 96.4%  (COST - $10,547,111)                                                               10,533,043

       OTHER ASSETS, NET OF LIABILITIES: 3.6%                                                                          393,222
       --------------------------------------                                                                   ---------------


       NET ASSETS: 100.0%
       Applicable to 1,100,898 outstanding $.001 par value shares
       (authorized 500,000,000 shares)                                                                            $ 10,926,265
                                                                                                                ===============

       Net Asset Value, Offering and Redemption Price Per Share                                                         $ 9.92
                                                                                                                ===============


       *          See note 2 to the Financial Statements
       144A       Security exempt from registration under Rule 144A of the
                  Securities Act of 1933. These securities may be resold in
                  transactions exempt from registration, normally to qualified buyers. At October 31, 1999, the aggregate value of the
                  securities is $604,132 or 5.5% of net assets.
       ARM        Adjustable Rate Mortgage
       FHLB       Federal Home Loan Bank
       FHLMC      Federal Home Loan Mortgage Corporation
       FNMA       Federal National Mortgage Association
       FRN        Floating Rate Note
       MTN        Medium-Term Note




       See Notes to the Financial Statements

SAMCO FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Aggregate      Intermediate
                                                                                                   Fixed Income     Fixed Income
                                                                                                       Fund             Fund
                                                                                                  ---------------  -------------
ASSETS
Investments, at value (cost of $67,700,021 and $10,547,111, respectively)(Note 2 and 5)            $ 67,314,054      $10,533,043
Receivable for securities sold                                                                       13,741,728        1,004,569
Interest receivable                                                                                     664,222          116,855
Receivable from investment advisor                                                                            -           35,414
Organizational expenses                                                                                  60,453               --
Miscellaneous receivable                                                                                 15,261               --
                                                                                                  --------------     ------------
        Total assets                                                                                 81,795,718       11,689,881
                                                                                                  --------------     ------------

LIABILITIES
Payable for securities purchased                                                                     25,442,419          668,639
Payable for capital shares redeemed                                                                      13,578               --
Payable to investment advisor                                                                               543               --
Dividends payable                                                                                        15,606           53,724
Accrued expenses and other liabilities                                                                   38,547           41,253
                                                                                                  --------------     ------------
        Total liabilities                                                                            25,510,693          763,616
                                                                                                  --------------     ------------


NET ASSETS                                                                                          $56,285,025      $10,926,265
                                                                                                  ==============     ============

SHARES OUTSTANDING                                                                                    5,821,992        1,100,898
                                                                                                  ==============     ============

NET ASSET VALUE PER SHARE                                                                           $       9.67      $     9.92
                                                                                                  ==============     ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                                                     $58,476,023      $11,008,982
Accumulated undistributed net investment income                                                          79,129            7,744
Net accumulated realized loss on investments                                                         (1,884,160)         (76,393)
Net unrealized depreciation on investments                                                             (385,967)         (14,068)
                                                                                                  ==============     ============
     Net assets applicable to capital stock outstanding                                             $56,285,025      $10,926,265
                                                                                                  ==============     ============

-----------------------------------------------------------------------------------------------------------------------------------

        See Notes to the Financial Statements

SAMCO FUNDS, INC.

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
                                                                                Aggregate               Intermediate
                                                                              Fixed Income              Fixed Income
                                                                                  Fund                      Fund
                                                                          ---------------------    ----------------------
                                                                                                    FOR THE PERIOD FROM
                                                                               YEAR ENDED              JUNE 30, 1999*
                                                                            OCTOBER 31, 1999        TO OCTOBER 31, 1999
                                                                          ---------------------    ----------------------
INVESTMENT INCOME
Dividend income                                                                       $ 73,926                 $      --
Less:  foreign withholding taxes                                                        (1,348)                       --
                                                                          ---------------------    ----------------------
        Net dividend income                                                             72,578                        --
Interest income                                                                      2,916,533                   235,973
                                                                          ---------------------    ----------------------
        Total income                                                                 2,989,111                   235,973
                                                                          ---------------------    ----------------------

EXPENSES
Investment advisory fees (Note 3)                                                      119,906                     9,241
Administration fees (Note 3)                                                            71,944                     5,545
Custodian fees                                                                          53,725                     4,031
Audit fees                                                                              24,600                    15,000
Amortization of organizational costs                                                    19,090                         -
Legal fees                                                                              16,129                    26,221
State registration filing fees                                                          11,780                       910
Insurance expense                                                                        7,100                       900
Directors fees                                                                           6,000                     1,500
SEC filing fees                                                                          4,219                     3,060
Transfer agent fees                                                                      2,582                       107
Miscellaneous fees and expenses                                                          3,743                       321
                                                                          ---------------------    ----------------------
        Total operating expenses                                                       340,818                    66,836
        Waiver of investment advisory and administration fees and
            reimbursement of other expenses                                           (124,986)                  (50,200)
                                                                          ---------------------    ----------------------
        Net expenses                                                                   215,832                    16,636
                                                                          ---------------------    ----------------------
Net investment income                                                                2,773,279                   219,337
                                                                          ---------------------    ----------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                                    (1,848,785)                  (76,393)
Net change in unrealized appreciation (depreciation) on investments                   (474,264)                  (14,068)
                                                                          ---------------------    ----------------------
        Net realized and unrealized loss on investments                             (2,323,049)                  (90,461)
                                                                          ---------------------    ----------------------
                                                                          =====================    ======================
Net increase in net assets resulting from operations                                 $ 450,230                 $ 128,876
                                                                          =====================    ======================

-----------------------------------------------------------------------------------------------------------------------------------

* Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Intermediate
                                                                   Aggregate Fixed Income Fund               Fixed Income Fund
                                                           -----------------------------------------    ---------------------------
                                                                                   FOR THE PERIOD FROM      FOR THE PERIOD FROM
                                                                YEAR ENDED         DECEMBER 30, 1997*          JUNE 30, 1999*
                                                             OCTOBER 31, 1999     TO OCTOBER 31, 1998       TO OCTOBER 31, 1999
                                                          ---------------------   --------------------  ---------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income                                     $          2,773,279    $           915,069   $                 219,337
Net realized gain (loss) from investments                           (1,848,785)               473,249                     (76,393)
Net change in unrealized appreciation (depreciation)
      on investments                                                  (474,264)                88,297                     (14,068)
                                                          ---------------------   --------------------  ---------------------------
Net increase in net assets resulting from operations                   450,230              1,476,615                     128,876
                                                          ---------------------   --------------------  ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                          (2,731,435)              (877,784)                   (211,593)
From net realized gains on investments                                (508,624)                    --                          --
                                                          ---------------------   --------------------  ---------------------------
Total distributions to shareholders                                 (3,240,059)              (877,784)                   (211,593)

CAPITAL SHARE TRANSACTIONS (NOTE 6)                                 15,176,143             43,199,880                  11,008,982
                                                          ---------------------   --------------------  ---------------------------

Total increase in net assets                                        12,386,314             43,798,711                  10,926,265

NET ASSETS
Beginning of period                                                 43,898,711                100,000                          --
                                                          ---------------------   --------------------  ---------------------------
End of period                                             $         56,285,025    $        43,898,711   $              10,926,265
                                                          ---------------------   --------------------  ---------------------------

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD        $             79,129    $            37,285   $                   7,744
                                                          =====================   ====================  ===========================

-----------------------------------------------------------------------------------------------------------------------------------

*     Commencement of investment operations

      See Notes to the Financial Statements

SAMCO FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Intermediate
                                                                                                             Fixed Income
                                                                  Aggregate Fixed Income Fund                    Fund
                                                           -------------------------------------------    -------------------
                                                                                     FOR THE PERIOD         FOR THE PERIOD
                                                               YEAR ENDED           FROM 12/30/97*          FROM 6/30/99*
                                                                10/31/99              TO 10/31/98            TO 10/31/99
                                                           -------------------    --------------------    -------------------
Net asset value, beginning of period                                   $10.26                  $10.00                 $10.00
                                                           -------------------    --------------------    -------------------

INCREASES FROM INVESTMENT OPERATIONS
Net investment income                                                    0.56                    0.21                   0.20

Net realized and unrealized gain (loss) on investments                  (0.48)                   0.46                  (0.09)
                                                           -------------------    --------------------    -------------------

      Total from investment operations                                   0.08                    0.67                   0.11
                                                           -------------------    --------------------    -------------------

LESS DISTRIBUTIONS
From net investment income                                              (0.56)                  (0.41)                 (0.19)
From net realized gains on investments                                  (0.11)                      -                      -
                                                           -------------------    --------------------    -------------------
        Total distributions                                             (0.67)                  (0.41)                 (0.19)
                                                           -------------------    --------------------    -------------------

Net asset value, end of period                                          $9.67                  $10.26                  $9.92
                                                           ===================    ====================    ===================

TOTAL RETURN (A)                                                        0.80%                   6.87% (b)              1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                     $56,285                 $43,899                $10,926

Ratio of net expenses to average net assets                              0.45%                   0.45% (c)              0.45% (c)

Ratio of expenses to average net assets (before expense waivers
      and reimbursement of other expenses)                               0.71%                   1.03% (c)              1.81% (c)

Ratio of net investment income to average net assets                     5.78%                   5.17% (c)              5.93% (c)

Portfolio turnover rate                                                   562%                    478% (b)               117% (b)

-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been waived or reimbursed
(b)   Not Annualized
(c)   Annualized
 *    Commencement of investment operations

      See Notes to the Financial Statements

SAMCO FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION

SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Company currently has two active portfolios, the SAMCO Aggregate Fixed Income Fund (the "Aggregate Fixed Income Fund") which commenced operations on December 30, 1997, and the SAMCO Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") which commenced operations on June 30, 1999. (each a "Portfolio", collectively, the "Portfolios"). Prior to June 10, 1999, the Aggregate Fixed Income Fund was named the SAMCO Fixed Income Portfolio. The unamortized balance of organizational expenses at October 31, 1999 for the Aggregate Fixed Income Fund was $60,453. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Aggregate Fixed Income Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.


INVESTMENT OBJECTIVE

The Aggregate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government Corporate Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITIES

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.


INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.


VALUATION

Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SAMCO FUNDS, INC.

OCTOBER 31, 1999
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of both portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Aggregate Fixed Income Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Investment Adviser has agreed to voluntarily waive its fee and to reimburse the Portfolios for expenses to the extent not already reimbursed by the Administrator. During the period ended October 31, 1999, the Investment Adviser voluntarily waived $61,376 and $9,241 of advisory fees, and reimbursed $0 and $35,414 for other expenses which are due from the Investment Adviser, for the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively.

Pursuant to its Administration Agreement, Investors Capital Services, Inc. (the "Administrator"), two employees of which serve as officers of the Fund, earns a fee for providing fund administration services to the Company. Each Portfolio pays the Administrator a monthly fee at the annual rate not to exceed 0.15% of its average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. The Administrator has voluntarily agreed to reimburse each Portfolio for expenses exceeding 0.45% of average daily net assets, to the extent of fees earned. The Administrator has waived $63,610 and $5,545 in Administration fees for the Aggregate Fixed Income Fund and Intermediate Fixed Income Fund, respectively, during the period ended October 31, 1999.

SAMCO FUNDS, INC.

OCTOBER 31, 1999
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT (CONTINUED)

Directors' fees of $6,000 and $1,500 were paid by the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively, for the year ended October 31, 1999 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $1,000, payable quarterly and $500 per meeting attended.

4. INVESTMENT TRANSACTIONS

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period ended October 31, 1999 were as follows:

                                                   PURCHASES                                       SALES
                                    -----------------------------------------    --------------------------------------------
                  PORTFOLIO           U.S. GOVERNMENT     OTHER SECURITIES         U.S. GOVERNMENT       OTHER SECURITIES
            ----------------------- -------------------- --------------------    -------------------- -----------------------
              Aggregate Fixed
                Income Fund             $240,211,799         $94,067,132             $241,275,048           $75,665,640
             Intermediate Fixed
                Income Fund *             10,545,985          12,396,175                6,724,172             5,693,096

* Commencement of investment operations was June 30, 1999.

The components of net unrealized depreciation of investments are substantially the same for book and federal tax purposes at October 31, 1999 for the Portfolios and are as follows:

                                                                                                COST FOR FEDERAL
       PORTFOLIO             APPRECIATION           DEPRECIATION         NET DEPRECIATION         TAX PURPOSES
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
Aggregate Fixed
      Income Fund              $292,769              ($678,736)             ($385,967)             $67,700,021
Intermediate Fixed
      Income Fund                32,333                (46,401)               (14,068)              10,547,111

For federal income tax purposes at October 31, 1999, the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund had capital loss carryovers of $1,855,084 and $69,416, respectively. These amounts, if not applied against any future net securities profits realized subsequent to October 31, 1999, will expire in fiscal 2007.

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SAMCO FUNDS, INC.

OCTOBER 31, 1999
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Aggregate Fixed Income Fund were as follows for the periods indicated:

                                          YEAR ENDED                        FOR THE PERIOD FROM
                                       OCTOBER 31, 1999                     12/30/97* TO 10/31/98
                                       ----------------                     ---------------------
                                 SHARES              AMOUNT               SHARES            AMOUNT
                            ----------------- -------------------- -------------------- -----------------
   Shares Sold                      1,789,540        $ 17,634,566            4,192,818      $ 42,406,781
   Shares Reinvested                  299,470           2,969,916               77,716           793,099
   Shares Redeemed                   (547,552)         (5,428,339)                  --                --
                            ----------------- -------------------- ------------------- ------------------
        NET INCREASE                1,541,458        $ 15,176,143            4,270,534      $ 43,199,880
                            ================= ==================== ==================== =================

Transactions in capital stock for the Intermediate Fixed Income Fund were as follows for the period indicated:

                                    FOR THE PERIOD FROM
                                   6/30/99* TO 10/31/99
                                   --------------------
                                 SHARES              AMOUNT
                            ------------------ -------------------

    Shares Sold                     1,100,898        $ 11,008,982
    Shares Reinvested                     --                   --
    Shares Redeemed                       --                   --
                            ----------------- --------------------
        NET INCREASE                1,100,898        $ 11,008,982
                            ================== ===================

* Commencement of investment operations

SAMCO FUNDS, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


Shareholders and Board of Directors
SAMCO Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SAMCO Funds, Inc. (comprising the SAMCO Aggregate Fixed Income Fund and SAMCO Intermediate Fixed Income Fund) (the "Funds") as of October 31, 1999, the related statements of operations for the period then ended, and the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



                                                              ERNST & YOUNG LLP


New York, New York
December 7, 1999

SAMCO FUNDS, INC.
FEDERAL TAX INFORMATION (UNAUDITED)
OCTOBER 31, 1999
-------------------------------------------------------------------------------


The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2000.

SAMCO FUNDS, INC.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------
OFFICERS AND DIRECTORS                                    INVESTMENT ADVISER

Christina Seix                                            Seix Investment Advisors Inc.
CHAIRMAN AND DIRECTOR                                     300 Tice Blvd.
    OF THE FUND                                           Woodcliff Lake,  NJ  07675

John G. Talty                                             ADMINISTRATOR
PRESIDENT AND DIRECTOR
    OF THE FUND                                           Investors Capital Services, Inc.
                                                          600 Fifth Avenue, 26th Floor
John R. O'Brien                                           New York, NY  10020
DIRECTOR OF THE FUND
                                                          DISTRIBUTOR
John E. Manley, Sr.
DIRECTOR OF THE FUND                                      AMT Capital Securities, L.L.C.
                                                          399 Park Avenue, 37th Floor
Peter J. Bourke                                           New York, NY  10012
ASSISTANT SECRETARY AND
    DIRECTOR OF THE FUND                                  CUSTODIAN AND FUND  ACCOUNTING AGENT

William E. Vastardis                                      Investors Bank & Trust Company
SECRETARY AND TREASURER                                   P.O. Box 9130
    OF THE FUND                                           Boston, MA  02117

Carla E. Dearing                                          TRANSFER AND DIVIDEND DISBURSING AGENT
ASSISTANT TREASURER
    OF THE FUND                                           Investors Bank & Trust Company
                                                          P.O. Box 9130
                                                          Boston, MA  02117

                                                          LEGAL COUNSEL

                                                          Dechert Price & Rhoads
                                                          1500 K Street, N.W.
                                                          Washington, D.C.  20005-1208

                                                          INDEPENDENT AUDITORS

                                                          Ernst & Young LLP
                                                          787 Seventh Avenue
                                                          New York, NY  10019